CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands, except Share data	Ordinary Stock USD ($)	Additional Paid-In Capital USD ($)	Treasury Stock USD ($)	Accumulated Other Comprehensive Income / Loss USD ($)	PRC statutory reserves USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	Total USD ($)
Beginning Balance, amount at Dec. 31, 2009	$ 122	$ 9,501	$ (534)	$ 487	$ 222	$ 6,989	$ 2,145	$ 18,932
Beginning Balance, shares at Dec. 31, 2009	2,220,369
Net income						(1,087)	330	(757)
Other comprehensive income: Foreign exchange translation adjustment				110			67	177
Purchase of treasury stock			(105)					(105)
Exercise of stock options, shares	9,259
Exercise of stock options, amount	1	32						33
Appropriation of reserves					53	(53)		0
Dividend paid/payable to non-controlling interest							(106)	(106)
Purchase of non-controlling interest				8			(81)	(73)
Ending Balance, amount at Dec. 31, 2010	123	9,533	(639)	605	275	5,849	2,355	18,101
Ending Balance, shares at Dec. 31, 2010	2,229,628
Net income						521	(531)	(10)
Other comprehensive income: Foreign exchange translation adjustment				126			89	215
Purchase of treasury stock			(94)					(94)
Appropriation of reserves					(1)	1		0
Dividend paid/payable to non-controlling interest							(76)	(76)
Purchase of non-controlling interest							(227)	(227)
Ending Balance, amount at Dec. 31, 2011	123	9,533	(733)	731	274	6,371	1,610	17,909
Ending Balance, shares at Dec. 31, 2011	2,229,628
Net income						(429)	309	(120)
Purchase of treasury stock			(33)					(33)
Appropriation of reserves					37	(37)
Cancellation of fractional shares	(19)
Ending Balance, amount at Dec. 31, 2012	$ 123	$ 9,533	$ (766)	$ 731	$ 311	$ 5,905	$ 1,919	$ 17,756
Ending Balance, shares at Dec. 31, 2012	2,229,609